UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—November 30, 2021

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2021
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2021, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 2.99% for Investor Shares and 3.07% for Admiral Shares. The fund outpaced its benchmark, the Bloomberg PA Municipal Bond Index, which returned 2.26%.
•	The U.S. economy continued to heal from its pandemic low, and vaccinations started reaching arms. Hard-hit sectors including hospitality, leisure, and travel began to revive, more workers returned to the labor force, and fiscal policy remained supportive. Bond yields rose as inflation proved less transitory than expected and prospects for monetary support from the Federal Reserve were tempered.
•	The fund benefited from overweight positions in the hospital and university sectors. Its allocation to lower-rated bonds paid off. Security selection in AA bonds also helped.
•	Overall, the advisor kept the fund’s duration fairly steady during the first six months but shortened it in the second half because of anticipated increases in interest rates and the strengthening economy.
•	Over the decade ended November 30, 2021, the fund’s average annual return was 4.54% for Investor Shares and 4.63% for Admiral Shares, ahead of the 4.22% return of its expense-free benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.67%	20.65%	17.93%
Russell 2000 Index (Small-caps)	22.03	14.22	12.14
Russell 3000 Index (Broad U.S. market)	26.34	20.20	17.51
FTSE All-World ex US Index (International)	9.63	10.38	9.56
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.15%	5.52%	3.65%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.97	5.09	4.38
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.02	1.12
CPI
Consumer Price Index	6.81%	3.32%	2.86%

Advisor’s Report
For the 12 months ended November 30, 2021, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 2.99% for Investor Shares and 3.07% for Admiral Shares. The fund outpaced its benchmark, the Bloomberg PA Municipal Bond Index, which returned 2.26%.
The fund’s 30-day SEC yield fell 34 basis points to 1.29% for Admiral Shares during the period. (A basis point is one hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own such securities.
The investment environment
Shortly after the beginning of the period, the Food and Drug Administration gave emergency use authorization to two COVID-19 vaccines, those of Pfizer-BioNTech and Moderna. This helped lift the outlook for the economy, especially for the sectors that had been hardest hit by restrictions and lockdowns.
The federal government and the Federal Reserve continued to provide extensive fiscal and monetary support. Policymakers passed fiscal stimulus packages, provided relief to workers through enhanced unemployment benefits through September, kept short-term interest rates near zero, and continued to buy bonds to keep borrowing costs low for households and businesses. Those efforts generally helped bring the unemployment rate

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2020	November 30, 2021
2 years	0.15%	0.24%
5 years	0.23	0.61
10 years	0.71	1.07
30 years	1.49	1.55
Source: Vanguard.

down and unleash pent-up consumer demand.
The investment environment became more challenging toward the end of the fiscal year. Ongoing supply disruptions and labor shortages in some sectors began to suggest that the rise in inflation might not be as transitory as many had hoped, leading to an increase in inflation expectations. On the policy front, the Fed moved up its timeline for raising interest rates and began scaling back its bond-buying program.
Yields of both Treasuries and municipal bonds rose over the 12 months. However, municipals outperformed as tax-exempt high-grade bond yields rose less, tightening municipal-Treasury ratios. Additionally, credit spreads tightened on medium- and lower-quality credits.
The commonwealth of Pennsylvania reported fiscal 2021 general fund revenue of $37.5 billion, up from approximately $31 billion in fiscal 2020. The extended tax filing deadline triggered by the pandemic helped increase personal income tax collections to $15.57 billion from $12.8 billion the prior year. Budgeted general fund revenues for fiscal 2022 are about $40 billion.
In August, Standard & Poor’s revised its outlook for Pennsylvania from negative to stable, citing stabilization of its near-term credit profile amid rebounding economic activity and historic levels of federal support during the pandemic. Under the American Rescue Plan Act, the commonwealth will receive $7 billion in federal government aid, and counties and municipalities will receive another $6 billion.
The city of Philadelphia’s projected general fund revenue for fiscal 2021 is $4.6 billion, down slightly from $4.8 billion last year. Budgeted revenues are $5 billion.
The city’s credit outlook was lowered by Fitch to negative from stable in March over concerns that general fund reserves would decline amid pandemic-related revenue loss and spending pressures including public safety. But four months later, Fitch revised its outlook to positive, citing reduced exposure to financial instability resulting from the pandemic.
Overall supply of municipal bonds in Pennsylvania was essentially unchanged from the previous fiscal year. However, a decrease in taxable supply meant that tax-exempt supply increased about 21%. In May, the commonwealth issued $550 million of new funding bonds and $495 million of refunding bonds.
Management of the fund
With the economy continuing to recover and the boost from government stimulus programs, we benefited from an overweight position in lower-quality credits. Several below-investment-grade issuances resulted in significant tightening from the initial pricing, which helped the fund’s performance. Demand was steady throughout the year.
Overall, we kept the duration of the fund fairly steady, although we did shorten it in the second half of the period in anticipation of rates rising as the economic rebound intensified in the spring. (Duration is a measure of price sensitivity to movements in interest rates.)
Outlook
The rapid rebound in economic activity from COVID-19 lows is likely to give way to slower growth for major economies. In the U.S., we expect growth to slow down to 4% in 2022.
Although the pandemic will remain a critical factor in 2022, the outlook for macroeconomic policy will likely be more crucial. The removal of policy support poses a new challenge for policymakers and a source of risk for financial markets.
The recent upswing in inflation could prove to be less transitory than currently expected. The combination of higher demand caused by pandemic restrictions being lifted and lower supply due to labor and input shortages globally has pushed consumer prices higher in much of the world. Although a return to 1970s-style stagflation is not in the cards, we expect inflation to remain elevated throughout developed markets as the forces of demand and supply take some time to balance.
Central banks will have to maintain the delicate balance between keeping inflation expectations anchored and allowing for a supportive environment for economic growth. As negative supply shocks push inflation higher, a ripple effect could be reduced demand.
We expect the muni market to be driven largely by Federal Reserve policy and Treasury rates in the near term. Within munis, expansive fiscal support has made some issuers stronger, while others have papered over existing issues. We’ll aim to reflect that distinction in our positioning. As muni valuations are currently rich, we will look for opportunities to add credit exposure when and as it becomes more attractively priced.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
James M. D’Arcy, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 13, 2021

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2021
	Beginning Account Value 5/31/2021	Ending Account Value 11/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,007.50	$0.86
Admiral™ Shares	1,000.00	1,007.90	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Pennsylvania Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2011, Through November 30, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	2.99%	5.18%	4.54%	$15,592
Bloomberg PA Municipal Bond Index	2.26	4.81	4.22	15,112
Bloomberg Municipal Bond Index	1.97	4.38	3.90	14,665

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares	3.07%	5.26%	4.63%	$78,613
Bloomberg PA Municipal Bond Index	2.26	4.81	4.22	75,559
Bloomberg Municipal Bond Index	1.97	4.38	3.90	73,324
See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2021
Under 1 Year	5.2%
1 - 3 Years	3.5
3 - 5 Years	2.9
5 - 10 Years	11.8
10 - 20 Years	42.0
20 - 30 Years	31.0
Over 30 Years	3.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
Pennsylvania (99.4%)
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/46	4,095	4,803
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	5,029
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	3,005
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,303
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,730
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,266
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	1,151
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.030%	12/1/21	42,250	42,250
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	29
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	11
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,400	2,682
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,673
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,897
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,668
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	4,041
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,800
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	6,706
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,975
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	6,390
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	12,253

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	8,492
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	5,682
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	1,750	2,046
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	1,167
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	21,194
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	21,230	25,415
[2,3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	12/1/21	8,200	8,200
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	1,108
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	2,071
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	3,404
	Allegheny County PA GO	5.000%	11/1/26	2,540	3,071
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,445
	Allegheny County PA GO	4.000%	11/1/33	300	356
	Allegheny County PA GO	4.000%	11/1/34	915	1,084
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,917
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,449
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,935
[3]	Allegheny County PA GO VRDO	0.050%	12/2/21	1,555	1,555
[1]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	10,479
[4]	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,099
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,099
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	923
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,277
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	3,017
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	6,986
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,738
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	500	553
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	1,242
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	4,933
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	4,250	4,912
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,827
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,690
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	3,018
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	8,519
[1]	Allentown City School District GO	4.000%	2/15/22	2,835	2,856
[1]	Allentown City School District GO	4.000%	2/15/24	550	588
[5]	Allentown City School District GO	5.000%	2/1/32	3,075	3,915
[5]	Allentown City School District GO	5.000%	6/1/32	1,465	1,714
[5]	Allentown City School District GO	4.000%	2/1/34	1,500	1,769
[5]	Allentown City School District GO	5.000%	2/1/34	1,300	1,650
[5]	Allentown City School District GO	4.000%	2/1/35	1,175	1,383
[5]	Allentown City School District GO	5.000%	6/1/35	2,000	2,332
[5]	Allentown City School District GO	4.000%	2/1/36	1,100	1,292
[5]	Allentown City School District GO	5.000%	6/1/36	1,500	1,746
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/34	1,000	1,259
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/36	1,150	1,443

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	4,250	5,252
[2]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	1,965	2,450
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	1,180	1,201
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	250	255
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	11,530	11,739
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	15,595	15,878
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,174
[1]	Altoona Area School District GO	4.250%	12/1/49	3,500	3,891
[5]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,766
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,402
[5]	Armstrong School District GO	5.000%	3/15/31	1,800	2,281
[5]	Armstrong School District GO	3.000%	3/15/34	5,605	6,153
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	597
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	893
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,288
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,186
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	829
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	829
[5]	Beaver County PA GO	4.000%	4/15/30	450	525
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	59
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	785
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	432
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,749
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	469
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	555
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	942
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,769
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,660
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	2,130
	Berks County PA GO	4.000%	11/15/24	600	663
	Berks County PA GO	5.000%	11/15/24	500	567
	Berks County PA GO	5.000%	11/15/25	1,545	1,812
[5]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,868
	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/47	3,210	3,426
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,857
[1]	Blue Mountain School District GO	4.000%	8/1/22	235	241
[1]	Blue Mountain School District GO	4.000%	8/1/23	345	366
[1]	Blue Mountain School District GO	4.000%	8/1/24	360	394
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	432
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	133
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	153
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	85
	Bristol Township School District GO	5.250%	6/1/37	3,000	3,212
[5]	Bristol Township School District GO	4.000%	6/1/48	2,000	2,345
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	636
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	1,038
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	3,118
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,263

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	26,700	27,583
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	5,907
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	6,202
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	603
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	561
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	617
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,899
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,553
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,989
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,646
[1]	Cambria County PA GO	4.000%	8/1/32	1,000	1,141
[1]	Cambria County PA GO	4.000%	8/1/34	750	853
[1]	Cambria County PA GO	4.000%	8/1/35	700	796
[5]	Canon Mcmillan School District GO	5.000%	12/15/37	3,000	3,358
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,609
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/27	1,530	1,788
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,606
	Capital Region Water Revenue	5.000%	7/15/31	2,350	2,944
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,376
	Capital Region Water Revenue	5.000%	7/15/35	500	621
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,236
	Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,513
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	609
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,670
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,217
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	2,202
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	3,210
	Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,292
	Central Bradford Progress Authority Health, Hospital Nursing Home Revenue	3.000%	12/1/44	1,500	1,545
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	7,000	8,151
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	12/1/21	3,000	3,000
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	5,000	5,000
	Central Dauphin School District GO	4.000%	5/15/32	1,000	1,133
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,245
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,622
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,124
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,814
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,371
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,568
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,138

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chartiers Valley School District GO, Prere.	5.000%	4/15/25	2,750	3,161
	Cheltenham Township School District GO	5.000%	3/15/38	4,210	4,771
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	3,256
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,959
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	2,282
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	3,649
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	4,549
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	11,641
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	3,013
	Chester County IDA Recreational Revenue	4.000%	12/1/46	10,000	11,839
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	5,869
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,258
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	6,238
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	4,344
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,224
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,324
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,217
[5]	Coatesville School District GO	0.000%	10/1/33	1,000	720
	Colonial PA School District GO	3.000%	2/15/39	350	382
	Colonial PA School District GO	3.000%	2/15/40	700	762
	Colonial PA School District GO	3.000%	2/15/41	700	762
	Colonial PA School District GO	3.000%	2/15/44	2,500	2,701
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	278
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,112
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,300
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,275
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,327
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,873
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	6,345
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,979
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	6,256
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	8,570
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	12,242
[1,4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	41,788
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	369
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	460
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	520
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	577
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	1,025
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,210

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	1,057
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,206
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	10,000	10,120
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	230	236
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	184
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,238
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	234
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	11
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	60
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	17
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	11,193
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	9,875	11,123
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	15,000	17,402
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,652
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	6,240	7,280
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,662
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	10,000	10,883
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	11,774
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,987
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	632
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	10,938
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,692
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	11,987
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	5,000	5,994
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	5,000	5,732
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,289
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	10,000	10,675
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	11,903
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	6,290	7,085
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,007
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	10,000	10,492
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	10,897
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	8,604
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	7,218
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	17,875	20,103
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	2,500	2,863
	Commonwealth of Pennsylvania GO	5.000%	10/15/31	10,000	10,852
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	21,180
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	13,920
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,861
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,636
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	16,271
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	6,250
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	20,000	23,506
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	14,350	17,361
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	20,000	23,475
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,226
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	11,495
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	6,374
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	15,000	17,580
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	20,500	22,679
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	16,762
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,774
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	11,156
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	801

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,529
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,594
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	3,247
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	14,285
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	6,896
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	7,232
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	6,834
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	6,900	6,696
	Conestoga Valley School District GO	3.000%	2/1/33	1,000	1,082
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,333
	Conestoga Valley School District GO	3.000%	2/1/38	850	913
	Conestoga Valley School District GO	3.000%	2/1/39	1,000	1,072
[5]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,911
[1]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,576
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	735
	Council Rock School District GO	2.050%	11/15/33	1,085	1,112
	Council Rock School District GO	3.250%	11/15/39	5,010	5,334
	Council Rock School District GO	2.050%	8/15/42	3,000	2,900
	County of Chester PA GO	4.000%	7/15/37	1,185	1,375
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	878
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	936
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,661
	Cumberland County Municipal Authority College & University Revenue	5.000%	11/1/39	4,685	5,703
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,077
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,744
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,660
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	5,742
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	8,559
	Cumberland Valley School District GO	5.000%	12/1/31	750	863
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,155
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,292
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,147
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	4,239
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,477
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,340
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,630
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	11,040	11,287
	Delaware County Authority College & University Revenue	5.000%	10/1/33	500	603
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,471
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	964
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,728
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	5,500
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,866

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,875	7,051
	Delaware County Authority College & University Revenue	5.000%	10/1/46	5,095	6,104
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	4,059
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,702
[5]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	5.000%	11/1/38	1,250	1,361
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,729
[5]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,426
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,934
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,209
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	4,228
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	22,709
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	937
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	11,500	13,680
[2,3]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	0.120%	12/2/21	11,260	11,260
	Delaware River Port Authority Highway Revenue	5.000%	1/1/30	3,000	3,815
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	3,500	3,828
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,479
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	5,000	5,460
	Delaware River Port Authority Highway Revenue	5.000%	1/1/34	3,500	3,819
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,502
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,000	13,079
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	3,121
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	748
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,572
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	2,268
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	3,640	3,823
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,851
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,305	3,470
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	1,000	1,050
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	9,844
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,020	16,659
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	3,966
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,718
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,240
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,084
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	913
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,040	4,546
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	919
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,223

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	610
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	661
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	920
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/45	3,850	4,343
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	3,061
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	8,266
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	4,000	4,494
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	4,405	5,084
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,280	1,374
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	4,325	4,642
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	955
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	4,341
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,697
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,265
[5]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,713
[5]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	1,995
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	272
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	272
	Easton Area School District GO	4.000%	4/1/32	1,450	1,742
	Easton Area School District GO	4.000%	4/1/33	600	720
[1]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,838
[5]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,529
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	37
	Erie Higher Education Building Authority College & University Revenue	4.000%	5/1/36	300	350
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/47	955	1,183
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,539
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,618
[1]	Erie School District GO	5.000%	4/1/27	150	180
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,680
[1]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	4,017
[5]	Fairview School District GO	3.000%	9/15/42	2,810	3,022
[5]	Fairview School District GO	3.000%	9/15/44	1,000	1,077
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,394
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,204
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,507
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,067
[5]	Gateway School District Alleghany County GO	3.000%	10/15/35	1,000	1,117

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,446
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	5,100
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,274
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	4,400	5,269
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,000	9,353
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,542
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,000	15,536
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	25,030	27,856
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	16,500	18,884
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	18,671
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/33	320	380
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/34	560	664
	General Authority of Southcentral Pennsylvania College & University Revenue	3.500%	11/1/41	500	543
	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,258
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,267
	Gettysburg Area School District GO	4.000%	4/1/35	750	871
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,391
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,464
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,752
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/44	1,500	1,748
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	4,065
	Hamburg Area School District GO	5.000%	4/1/22	300	305
	Hamburg Area School District GO	5.000%	4/1/23	335	356
	Haverford Township PA GO	3.650%	6/1/48	935	1,023
	Haverford Township School District GO	3.000%	3/1/31	3,920	4,292
	Haverford Township School District GO	3.000%	3/1/32	4,050	4,410
	Haverford Township School District GO	3.000%	3/1/33	4,165	4,512
	Haverford Township School District GO	3.000%	3/1/34	55	60
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,670	2,976
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	1,018
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	706
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	5,062
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	7,300	9,018
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	15,180	18,706
	Lancaster County PA GO	4.000%	11/1/32	300	352
	Lancaster County PA GO	4.000%	11/1/33	375	438
	Lancaster County PA GO	4.000%	11/1/34	500	583
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	10,442
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	799
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	859
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,482
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	824
[3]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.030%	12/1/21	8,000	8,000

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/32	2,600	2,855
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,453
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	729
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,750	1,886
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,800	3,011
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,340
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,370
[5]	Lancaster PA GO	4.000%	11/1/31	1,400	1,641
[5]	Lancaster PA GO	4.000%	11/1/32	2,445	2,861
[5]	Lancaster PA GO	4.000%	11/1/33	2,545	2,973
[5]	Lancaster PA GO	4.000%	11/1/34	2,660	3,102
[5]	Lancaster PA GO	4.000%	11/1/35	2,355	2,744
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	404
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	361
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	391
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	496
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	522
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	630
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	749
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	583
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,516
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	3,016
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,643
	Lehigh County Authority Water Revenue	5.000%	12/1/43	6,725	7,276
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,596
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	16
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	7,735	8,447
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,861
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	4,020
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	8,607
[2,3]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.300%	12/2/21	10,000	10,000
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	5,000	5,098
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	8,909
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	31,175	35,548
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	17
[8]	Luzerne County PA GO	5.250%	12/15/21	905	906
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	474
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,212
	Manheim Township School District GO	4.000%	2/1/31	1,000	1,184
	Marple Newtown School District GO	3.000%	6/1/44	2,000	2,179
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,846
	Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,918
	Methacton School District GO	4.000%	9/15/41	520	602
	Methacton School District GO	4.000%	9/15/42	565	653
	Methacton School District GO	4.000%	9/15/45	1,000	1,153
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,890

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,875	6,067
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,892
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,117
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,240
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,595
Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,130	1,175
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,293
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,331
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,106
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,102
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,554
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	2,186
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	31
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,716
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	3,413
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	3,059
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,650	5,292
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	8,271
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,216
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	3,000	3,236
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	6
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	442
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,660
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	8,939
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	11,255	12,770
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	5,412
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	105

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,430
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/28	3,795	4,293
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,698
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/30	5,000	5,648
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,345
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,250	12,703
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,833
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	5,104
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	804
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	8,500	9,613
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	3,131
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	3,300	3,731
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	6,282
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	7,301
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21	200	200
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	103
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	240
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	330
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	281
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	401
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	342
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	227
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	113
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	237
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	253
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	112
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	253
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	415
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	639

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	924
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	789
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	447
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,148
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,145
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	6.625%	12/1/21	1,565	1,565
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	4,110	4,175
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	1,098
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,890
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,890
[1]	Montour School District GO, Prere.	5.000%	10/1/25	3,185	3,730
[1]	Moon Area School District GO	4.000%	11/15/31	2,050	2,381
[1]	Moon Area School District GO	4.000%	11/15/32	1,000	1,153
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	1,073
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,729
	Moon PA GO	4.000%	11/15/50	3,270	3,782
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	6,751
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,979
[1]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	2,069
[1]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	2,169
[5]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,155
[5]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,343
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,142
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,868
	North Allegheny School District GO	3.000%	5/1/33	2,780	3,073
	North Penn Water Authority Water Revenue	4.000%	11/1/30	500	596
	North Penn Water Authority Water Revenue	4.000%	11/1/32	1,400	1,653
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	8,530
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,715
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	2,002
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,426
	Northampton County General Purpose Authority College & University Revenue, Prere.	5.000%	11/1/23	4,000	4,360
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,714
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,363
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	9,555	10,216
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,986
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,651

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	2,093
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	4,404
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,802
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,014
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	2,147
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,302
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,177
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,797
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,265
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,423
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,320
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	4,197
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,442
[5]	Northeastern School District/York County GO	3.000%	3/1/33	525	577
[5]	Northeastern School District/York County GO	3.000%	3/1/34	300	329
[5]	Northeastern School District/York County GO	3.000%	3/1/35	250	274
[5]	Northeastern School District/York County GO	3.000%	3/1/38	850	923
[5]	Northeastern School District/York County GO	3.000%	3/1/41	800	864
[5]	Northeastern School District/York County GO	3.000%	3/1/44	2,030	2,180
[5]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	2,279
[5]	Northern Tioga School District GO	5.000%	4/1/31	700	846
[5]	Northern Tioga School District GO	4.000%	4/1/33	500	565
	Palmer Township PA GO	4.000%	5/15/30	1,495	1,620
[5]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,379
[5]	Penn Hills School District GO	3.000%	10/1/31	4,180	4,645
[5]	Penn Hills School District GO	3.000%	10/1/32	2,845	3,155
[5]	Penn Hills School District GO	3.000%	10/1/33	5,015	5,552
	Penn Manor School District GO	5.000%	3/1/35	800	953
	Penn Manor School District GO	5.000%	3/1/36	1,700	2,019
	Penn Manor School District GO	5.000%	3/1/38	1,250	1,478
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	928
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,088
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,300
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	4,435
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,821
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,991
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,573
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,913

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,842
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	12,204
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,982
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,750
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	2,046
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,500	4,803
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	5,000	5,543
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/45	4,000	4,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	11,635
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	5,402
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	10,000	11,290
[2,3]	Pennsylvania GO TOB VRDO	0.080%	12/7/21	3,335	3,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,860
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	2,039
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,480
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,444
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,440
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	255
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/31	4,000	4,559
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	2,122
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	375
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,743
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/32	230	292
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	4,153
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,594
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,979
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,536
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,410
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,507
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	2,291

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,591
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,659
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,594
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,514
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,645	1,930
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	10,627
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	11,529
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	2,000	2,314
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,463
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	6,228
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,281
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	544
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	11,120	11,298
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,315
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/23	2,025	2,168
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,377
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	861
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,475
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,180	1,354
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	891
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,695	3,091
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	664
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,432
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,592
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	931
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,326
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,917
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,323
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,514

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,314
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	5,000	5,637
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	11,000	12,618
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	6,749
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,675	7,579
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	6,292
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,130	6,337
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	6,488
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	6
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	17,800	20,033
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	7,866
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,015	12,044
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	14,000	16,209
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	14,971
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	10,900	12,339
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,617
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	3,179
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	1,083
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,684	8,567
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	2,025
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	4,967
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,585	4,707
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	7,125
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	3,183
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	6,096
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	7,573
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	5,047
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	3,680	3,827
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	6,547

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	6,366
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	5,043
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	5,030
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	10,005	9,965
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	7,435
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	3,104
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	3,000
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	7,522
[2,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	12/2/21	1,375	1,375
[2,3]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.220%	12/2/21	6,600	6,600
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	7,000	8,065
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	6,900	7,981
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,958
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,677
	Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,604
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,653
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	9,318
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,451
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,729
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	4,379
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	18,709
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	9,875
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	20,905
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	33,000	39,009
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	10,000	11,605
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	7,000	8,089
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,723
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	8,341
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	9,775	11,092
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	8,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	10,000	11,349
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	11,434
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	6,374
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,565
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,256
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,800	11,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	638

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	3,001
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,606
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	635
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	11,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	11,011
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	11,326
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	5,176
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,602
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,727
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	5,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	6,092
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,261
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,467
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	11,922
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	7,574
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	7,963
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,594
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	9,454
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	3,500	3,988
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	3,091
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,546
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	6,996
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	23,284
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,930
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,100	2,366
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	2,010	2,289
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,200	1,445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	7,200	8,215
[5]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	4,395
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	298
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,255	2,676
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,691
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	17,294
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	5,946
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,590
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,500	5,341
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,385
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	7,210
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,759
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	2,362
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	3,002
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	14,960	17,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	4,700	5,421
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	7,049
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,827
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	3,605	4,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,712
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	18,726
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	8,442
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	15,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	17,004
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,380	6,182

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	5,850
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,650	7,064
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	9,400	11,987
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	3,623
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	3,250	3,756
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,985	3,520
[1,2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.100%	12/2/21	1,300	1,300
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.150%	12/2/21	6,910	6,910
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.150%	12/2/21	4,140	4,140
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.150%	12/2/21	2,800	2,800
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	3,855	4,421
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	4,070	4,698
[9]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	10,510
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,241
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.070%	12/1/21	9,895	9,895
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,734
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	9,384
[2,3]	Peters Township School District Washington County GO TOB VRDO	0.100%	12/7/21	4,780	4,780
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	234
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	1,385	1,500
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	231
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	240	260
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	170	183
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,705
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	3,500	3,987
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,534
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,529
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	5,384
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,636
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	2,304
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	8,404
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/40	1,000	1,142
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	15,030	17,281
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/50	2,000	2,259
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,774

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	4,391
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,658
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,486
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,899
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	4,371
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	13,137
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	14,224
[3]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	0.050%	12/2/21	190	190
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,124
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,537
	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/37	3,250	3,914
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,429
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,672
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,626
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,886
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,965
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,944
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,826
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,416
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,411
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,242
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	7,375	9,412
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,815
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,970
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	3,000	3,499
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	13,942
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	8,000	10,038
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,180
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,850	3,962
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,324
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,638
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	2,191
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,704
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,606
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	912
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,663
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,682
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,922
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	6,000	7,043
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	6,052
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,255
	Philadelphia PA GO	5.000%	8/1/23	3,800	4,099
	Philadelphia PA GO	5.000%	8/1/26	4,125	4,935
	Philadelphia PA GO	5.000%	2/1/30	2,500	3,189
	Philadelphia PA GO	5.000%	2/1/31	2,500	3,183

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,427
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,613
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,636
	Philadelphia PA GO	5.000%	8/1/32	4,420	5,352
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,610
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	7,246
	Philadelphia PA GO	5.000%	5/1/36	4,690	6,092
	Philadelphia PA GO	4.000%	5/1/37	4,435	5,322
	Philadelphia PA GO	4.000%	5/1/38	4,000	4,791
	Philadelphia PA GO	4.000%	5/1/39	5,000	5,975
	Philadelphia PA GO	4.000%	5/1/40	2,950	3,519
	Philadelphia PA GO	4.000%	5/1/41	2,020	2,402
	Philadelphia PA GO, Prere.	5.250%	1/15/24	3,585	3,956
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	7,096
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	7,346
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,229
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	2,168
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,638
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,463
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,569
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,472
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,683
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,976
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	3,314
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	3,040
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	5,026
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	5,170	6,596
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,463
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	8,800	11,093
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	11,833
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,808
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,216
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	12,291
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	9,972
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	9,000	9,036
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,000	11,184
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	4,375	4,893
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	14,000	15,658
[7]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	560	562
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/27	2,000	2,291
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/28	3,000	3,429
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,967
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,956
	Philadelphia School District GO	5.000%	9/1/29	2,665	3,080
	Philadelphia School District GO	5.000%	9/1/29	5,135	6,098
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,311
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,299
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,950
	Philadelphia School District GO	5.000%	9/1/35	4,240	5,242
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,374
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,691
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,369
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,705
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,687
[1]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,661

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia School District GO	5.000%	9/1/44	10,165	12,669
	Pine-Richland School District GO	4.000%	3/1/35	500	600
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,491
	Pine-Richland School District GO	4.000%	3/1/37	750	896
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,232
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	614
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,229
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	613
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	612
	Pittsburgh PA GO	3.000%	9/1/32	500	544
	Pittsburgh PA GO	3.000%	9/1/33	550	597
	Pittsburgh PA GO	4.000%	9/1/34	650	768
	Pittsburgh PA GO	5.000%	9/1/34	50	61
	Pittsburgh PA GO	4.000%	9/1/35	750	868
	Pittsburgh PA GO	5.000%	9/1/35	600	732
	Pittsburgh PA GO	4.000%	9/1/36	875	1,012
	Pittsburgh PA GO	4.000%	9/1/36	840	988
	Pittsburgh PA GO	5.000%	9/1/36	825	1,006
	Pittsburgh PA GO	4.000%	9/1/37	500	586
	Pittsburgh PA GO	4.000%	9/1/38	500	576
	Pittsburgh PA GO	4.000%	9/1/38	800	936
	Pittsburgh PA GO	4.000%	9/1/39	750	875
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,255
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,395
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,348
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,984
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,914
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,663
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,631
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	5,983
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,875
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,383
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	950	1,149
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,300	5,732
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,629
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	1,000	1,100
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	750	821
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,402
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,375	2,817
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,950
[5]	Plum Boro PA School District GO, Prere.	5.000%	9/15/23	4,920	5,332
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	3,750	4,217
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,828
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	7,400
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	16,909
	Quaker Valley PA School District GO	5.000%	10/1/31	350	458
	Quaker Valley PA School District GO	5.000%	10/1/32	365	476

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quaker Valley PA School District GO	5.000%	10/1/33	330	429
	Quaker Valley PA School District GO	5.000%	10/1/34	400	519
	Quaker Valley PA School District GO	5.000%	10/1/35	350	454
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,694
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,654
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,475
[1]	Reading School District GO	5.000%	3/1/38	1,750	2,092
[1]	Ridley School District GO	4.000%	11/15/34	1,000	1,191
[1]	Ridley School District GO	4.000%	11/15/35	1,250	1,483
[1]	Ridley School District GO	4.000%	11/15/37	800	946
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,789
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,336
	School District of Philadelphia GO	4.000%	9/1/39	5,260	6,247
	School District of Philadelphia GO	4.000%	9/1/40	2,630	3,117
	School District of Philadelphia GO	4.000%	9/1/41	4,830	5,711
	School District of Philadelphia GO	4.000%	9/1/46	7,500	8,767
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	12
[5]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	4,063
[1]	Scott PA GO	3.000%	8/15/34	290	325
[1]	Scott PA GO	3.000%	8/15/38	300	334
[1]	Scott PA GO	3.000%	8/15/42	650	717
[1]	Scott PA GO	3.000%	8/15/46	600	656
	Scranton PA School District GO	4.000%	12/1/40	500	579
	Scranton PA School District GO	4.000%	12/1/45	1,740	1,994
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,917
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,554
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,509
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,528
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,349
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,428
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,934
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,712
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,259
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	6,202
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	13,140
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	52,435	52,435
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,790
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,261
	State College PA Area School District GO	5.000%	5/15/36	375	464
	State College PA Area School District GO	5.000%	5/15/37	680	840
	State College PA Area School District GO	5.000%	5/15/38	400	493
	State College PA Area School District GO	5.000%	3/15/40	3,000	3,390

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	584
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,158
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,403
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,708
[5]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,123
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/29	1,210	1,371
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,195
	State Public School Building Authority College & University Revenue, Prere.	5.500%	5/1/23	6,165	6,619
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	4,361
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,205
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,344
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	13,674
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	13,000	15,601
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	5,561
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,869
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	7,136
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,618
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,508
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,892
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	503
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	582
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	788
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,126
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,643
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,985
[5]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,462
[5]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,455
[5]	Trinity Area School District GO	4.000%	1/15/38	3,700	4,249
[1]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,560
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,419
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,481
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	5,071
[1]	Upper Allegheny Joint Sanitary Authority Sewer Revenue	3.000%	9/1/39	1,000	1,086
[5]	Upper Darby School District GO	4.000%	4/1/51	2,800	3,283
	Upper Merion Area School District GO	5.000%	1/15/34	500	584
	Upper Merion Area School District GO	5.000%	1/15/36	1,620	1,831

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upper Merion Area School District GO	3.000%	1/15/42	2,000	2,183
	Upper Merion Area School District GO	4.000%	1/15/46	3,000	3,497
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,862
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	5,446
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,807
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,433
	West Bradford Township PA GO	4.000%	12/15/40	745	860
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,597
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,283
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	3,082
[5]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,425
[5]	West Mifflin School District GO	3.000%	4/1/38	5,920	6,438
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/22	510	521
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,754
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,656
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,917
	West Shore PA School District GO	4.000%	11/15/34	640	759
	West Shore PA School District GO	4.000%	11/15/35	540	640
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,301
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,181
	West Shore PA School District GO	4.000%	11/15/38	500	590
	West Shore PA School District GO	4.000%	11/15/40	900	1,057
	West Shore PA School District GO	4.000%	11/15/45	1,000	1,166
	West Shore PA School District GO	4.000%	11/15/48	1,000	1,164
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,222
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,161
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,158
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,386
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,646
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,775
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,850
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,590
	West York Area School District GO	5.000%	4/1/33	4,265	4,524
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,000	3,197
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	8,000	9,110
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	9,100
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	3,168
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	5,430	6,440
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	7,266
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,674
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,806
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,153
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,226
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,594
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	3,219
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,919
[5]	William Penn School District GO	3.000%	11/15/34	2,595	2,809

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,887
	Wyomissing Area School District GO	4.000%	2/1/38	800	918
	York County PA GO	5.000%	6/1/33	1,020	1,152
	York County PA GO	4.000%	3/1/34	3,000	3,484
	York County PA GO, Prere.	5.000%	6/1/23	5,000	5,356
					4,521,019
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	238
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	575	649
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,099
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	749
					2,735
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	685	657
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,160
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,106	1,819
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,404
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	10,471	11,728
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,376	1,541
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	85	96
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	120	136
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	295	98
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,795	3,202
					21,841
Total Tax-Exempt Municipal Bonds (Cost $4,228,276)					4,545,595
Total Investments (99.9%) (Cost $4,228,276)					4,545,595
Other Assets and Liabilities—Net (0.1%)					4,479
Net Assets (100%)					4,550,074
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $88,533,000, representing 1.9% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Securities with a value of $1,197,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	465	56,450	441

Short Futures Contracts
Long U.S. Treasury Bond	March 2022	(52)	(8,431)	(176)
Ultra 10-Year U.S. Treasury Note	March 2022	(167)	(24,531)	(268)
Ultra Long U.S. Treasury Bond	March 2022	(91)	(18,251)	(598)
				(1,042)
				(601)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,228,276)	4,545,595
Investment in Vanguard	147
Cash	68
Receivables for Accrued Income	51,081
Receivables for Capital Shares Issued	1,024
Other Assets	193
Total Assets	4,598,108
Liabilities
Payables for Investment Securities Purchased	42,606
Payables for Capital Shares Redeemed	1,289
Payables for Distributions	3,420
Payables to Vanguard	179
Variation Margin Payable—Futures Contracts	540
Total Liabilities	48,034
Net Assets	4,550,074
At November 30, 2021, net assets consisted of:

Paid-in Capital	4,222,524
Total Distributable Earnings (Loss)	327,550
Net Assets	4,550,074

Investor Shares—Net Assets
Applicable to 32,407,150 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	393,291
Net Asset Value Per Share—Investor Shares	$12.14

Admiral Shares—Net Assets
Applicable to 342,518,604 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,156,783
Net Asset Value Per Share—Admiral Shares	$12.14

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	126,163
Total Income	126,163
Expenses
The Vanguard Group—Note B
Investment Advisory Services	409
Management and Administrative—Investor Shares	578
Management and Administrative—Admiral Shares	3,103
Marketing and Distribution—Investor Shares	31
Marketing and Distribution—Admiral Shares	128
Custodian Fees	19
Auditing Fees	31
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	1
Total Expenses	4,326
Net Investment Income	121,837
Realized Net Gain (Loss)
Investment Securities Sold	13,507
Futures Contracts	(2,086)
Realized Net Gain (Loss)	11,421
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(264)
Futures Contracts	(678)
Change in Unrealized Appreciation (Depreciation)	(942)
Net Increase (Decrease) in Net Assets Resulting from Operations	132,316

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	121,837	123,385
Realized Net Gain (Loss)	11,421	14,184
Change in Unrealized Appreciation (Depreciation)	(942)	76,243
Net Increase (Decrease) in Net Assets Resulting from Operations	132,316	213,812
Distributions
Investor Shares	(11,329)	(11,986)
Admiral Shares	(123,077)	(122,395)
Total Distributions	(134,406)	(134,381)
Capital Share Transactions
Investor Shares	29,250	(10,392)
Admiral Shares	253,163	200,582
Net Increase (Decrease) from Capital Share Transactions	282,413	190,190
Total Increase (Decrease)	280,323	269,621
Net Assets
Beginning of Period	4,269,751	4,000,130
End of Period	4,550,074	4,269,751

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.14	$11.89	$11.21	$11.56	$11.26
Investment Operations
Net Investment Income[1]	.323	.353	.377	.394	.396
Net Realized and Unrealized Gain (Loss) on Investments	.036	.283	.727	(.291)	.355
Total from Investment Operations	.359	.636	1.104	.103	.751
Distributions
Dividends from Net Investment Income	(.323)	(.352)	(.377)	(.394)	(.396)
Distributions from Realized Capital Gains	(.036)	(.034)	(.047)	(.059)	(.055)
Total Distributions	(.359)	(.386)	(.424)	(.453)	(.451)
Net Asset Value, End of Period	$12.14	$12.14	$11.89	$11.21	$11.56
Total Return[2]	2.99%	5.45%	9.99%	0.91%	6.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$393	$364	$368	$308	$323
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.96%	3.23%	3.48%	3.44%
Portfolio Turnover Rate	22%	18%	9%	26%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.14	$11.89	$11.21	$11.56	$11.26
Investment Operations
Net Investment Income[1]	.333	.363	.386	.403	.408
Net Realized and Unrealized Gain (Loss) on Investments	.036	.282	.728	(.291)	.354
Total from Investment Operations	.369	.645	1.114	.112	.762
Distributions
Dividends from Net Investment Income	(.333)	(.361)	(.387)	(.403)	(.407)
Distributions from Realized Capital Gains	(.036)	(.034)	(.047)	(.059)	(.055)
Total Distributions	(.369)	(.395)	(.434)	(.462)	(.462)
Net Asset Value, End of Period	$12.14	$12.14	$11.89	$11.21	$11.56
Total Return[2]	3.07%	5.53%	10.08%	0.99%	6.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,157	$3,905	$3,632	$3,167	$3,236
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.74%	3.04%	3.31%	3.56%	3.54%
Portfolio Turnover Rate	22%	18%	9%	26%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2021, the fund’s average investments in long and short futures contracts each represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Pennsylvania Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $147,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,545,595	—	4,545,595
Derivative Financial Instruments
Assets
Futures Contracts[1]	441	—	—	441
Liabilities
Futures Contracts[1]	1,042	—	—	1,042
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

Pennsylvania Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	346
Total Distributable Earnings (Loss)	(346)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,358
Undistributed Tax-Exempt Income	3,461
Undistributed Long-Term Gains	7,920
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	317,231
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	121,726	122,931
Ordinary Income*	8	1,097
Long-Term Capital Gains	12,672	10,353
Total	134,406	134,381
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,228,364
Gross Unrealized Appreciation	318,855
Gross Unrealized Depreciation	(1,624)
Net Unrealized Appreciation (Depreciation)	317,231

Pennsylvania Long-Term Tax-Exempt Fund
E.	During the year ended November 30, 2021, the fund purchased $1,298,016,000 of investment securities and sold $956,761,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $376,785,000 and sales were $300,635,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	114,145	9,376	118,823	9,932
Issued in Lieu of Cash Distributions	9,327	767	9,771	817
Redeemed	(94,222)	(7,748)	(138,986)	(11,674)
Net Increase (Decrease)—Investor Shares	29,250	2,395	(10,392)	(925)
Admiral Shares
Issued	590,940	48,550	611,704	51,164
Issued in Lieu of Cash Distributions	81,215	6,683	79,061	6,612
Redeemed	(418,992)	(34,461)	(490,183)	(41,553)
Net Increase (Decrease)—Admiral Shares	253,163	20,772	200,582	16,223
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and Shareholders of Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Pennsylvania Long-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $12,970,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg PA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Pennsylvania Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Pennsylvania Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Pennsylvania Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg PA Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Pennsylvania Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Pennsylvania Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg PA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Pennsylvania Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Pennsylvania Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the Pennsylvania Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of
Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the
Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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Q770 012022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2021: $31,000
Fiscal Year Ended November 30, 2020: $32,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2021: $11,244,694
Fiscal Year Ended November 30, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2021: $2,955,181
Fiscal Year Ended November 30, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended November 30, 2021: $2,047,574
Fiscal Year Ended November 30, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended November 30, 2021: $280,000
Fiscal Year Ended November 30, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2021: $2,327,574
Fiscal Year Ended November 30, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2022

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.